HIGHLAND FUNDS II

Highland Dividend Equity Fund

Highland Energy MLP Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Fixed Income Fund

Highland Tax-Exempt Fund

Highland Global Allocation Fund

Highland Total Return Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 4, 2015 to the Prospectus for each Fund, dated February 1, 2015, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

In the section entitled “Shareowner Guide-How to Invest in Highland Funds II—Choosing a Share Class—Reduced Sales Charges for Class A Shares” on page 75, the third paragraph is hereby deleted in its entirety and replaced with the following:

In addition, certain investors may purchase shares at no sales charge or at a reduced sales charge. For example, Class A Shares are offered at no sales charge to investors who are clients of financial intermediaries who have entered into an agreement with the Underwriter to offer Fund shares through self-directed investment brokerage accounts that do not charge transaction fees to their clients. Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information. See the SAI for a description of this and other situations in which sales charges are reduced or waived.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR

FUTURE REFERENCE.

HFII-SUP-9/4/15

HIGHLAND FUNDS II

Highland Dividend Equity Fund

Highland Energy MLP Fund

Highland Premier Growth Equity Fund

Highland Small-Cap Equity Fund

Highland Fixed Income Fund

Highland Tax-Exempt Fund

Highland Global Allocation Fund

Highland Total Return Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 4, 2015 to the Statement of Additional Information (“SAI”) for each Fund, dated February 1, 2015, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

In the section entitled “Programs for Reducing or Eliminating Sales Charges—Sponsored Arrangements” on page 81, the second paragraph is hereby deleted in its entirety and replaced with the following:

Class A shares may also be purchased at a reduced or zero sales charge by (i) clients of Financial Advisors that have entered into agreements with the Underwriter or the Funds pursuant to which a Fund is included as an investment option in programs involving fee-based compensation arrangements; (ii) clients of Financial Advisors that have entered into agreements with the Underwriter pursuant to which such Financial Advisor offers Fund shares through self-directed investment brokerage accounts that do not charge transaction fees to its clients; and (iii) participants in certain retirement plans. Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR

FUTURE REFERENCE.

HFII-SUP-9/4/15